Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001801368
Registrant Name	MP Materials Corp. / DE
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES